Concentrations (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Concentrations [Abstract]
Cash, cash equivalents and restricted cash	$ 517,338		$ 4,404,100
Maximum limit amount	$ 70,235	¥ 500,000